13F-CONP 8/14/02

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

NON-PUBLIC

Form 13F

CONFIDENTIAL TREATMENT EXPIRED

Form 13F COVER PAGE

01074860

Report for the Calendar Year or Quarter Ended: June 30, 2001

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

RECD S.E.C
AUG 17 2001

Name: Relational Investors LLC
Address: 11975 El Camino Real, Suite 300
San Diego, CA 92130

Form 13F File Number: 28-06854

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Lisa Cain
Title: Chief Financial Officer
Phone: (858) 704-3337

Signature, Place, and Date of Signing:

[signature] San Diego, CA 8/13/01
[Signature] [City, State] [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

PROCESSED
SEP 12 2002
THOMSON
FINANCIAL

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number Name

28-____________ ______________________________
[Repeat as necessary.]

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 7

Form 13F Information Table Value Total: $ 715,108 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

| No. | Form 13F File Number | Name |
|---|---|---|
| | 28- | |

[Repeat as necessary.]

Form 13F INFORMATION TABLE

| COLUMN 1 | COLUMN 2 | COLUMN 3 | COLUMN 4 | COLUMN 5 | | | COLUMN 6 | COLUMN 7 | COLUMN 8 | | |
|---|---|---|---|---|---|---|---|---|---|---|---|
| | | | VALUE | SHRS OR | SH/ | PUT/ | INVESTMENT | OTHER | VOTING AUTHORITY | | |
| NAME OF ISSUER | TITLE OF CLASS | CUSIP | (X$1000) | PRN AMT | PRN | CALL | DISCRETION | MANAGERS | SOLE | SHARED | NONE |
| Pactiv Corp. | COM | 695257105 | $ 28,424 | 2,121,200 | SH | | SOLE | | 2,121,200 | | |
| Conagra Foods Inc. | COM | 205887102 | $ 16,839 | 850,000 | SH | | SOLE | | 850,000 | | |
| Atena US Healthcare Inc. | COM | 00817Y108 | $ 5,825 | 225,000 | SH | | SOLE | | 225,000 | | |